Long-term debt (Tables)	6 Months Ended
Jun. 30, 2023
Long-term debt
Schedule of long-term debt

As at
Long-term debt – January 1, 2023	$—
Revolving Credit Facility drawdown	115,000
Repayments	(50,000)
Long term debt - June 30, 2023	$65,000